Fair Values - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale
Mortgage IRLCs
Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	1,666	25,743
Mortgage IRLCs	61	372
Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale
Mortgage IRLCs
Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	1,666	25,743
Mortgage IRLCs	61	372
Obligations of U.S. Treasury and other U.S. Government sponsored entities | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
Obligations of U.S. Treasury and other U.S. Government sponsored entities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	525,136	695,727
Obligations of U.S. Treasury and other U.S. Government sponsored entities | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
Obligations of U.S. Treasury and other U.S. Government sponsored entities | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	525,136	695,727
Obligations of States and Political Subdivisions | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
Obligations of States and Political Subdivisions | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities		1,003
Obligations of States and Political Subdivisions | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
Obligations of States and Political Subdivisions | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities		1,003
U.S. Government Sponsored Entities’ Asset-Backed Securities | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
U.S. Government Sponsored Entities’ Asset-Backed Securities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	648,471	415,502
U.S. Government Sponsored Entities’ Asset-Backed Securities | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
U.S. Government Sponsored Entities’ Asset-Backed Securities | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	648,471	415,502
Equity securities | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,900	1,442
Equity securities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
Equity securities | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	759	780
Equity securities | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	2,659	2,222
Fair value swap | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value
Fair value swap | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value
Fair value swap | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	135	135
Fair value swap | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	$ 135	$ 135